Commitments and Contingencies - Additional Information (Detail)	12 Months Ended
	Sep. 30, 2014 USD ($)	Sep. 30, 2013 USD ($)	Sep. 30, 2012 USD ($)	Dec. 06, 2013 China Distance Education Limited (CDEL Hong Kong) Term Loan USD ($)	Dec. 06, 2013 China Distance Education Limited (CDEL Hong Kong) Term Loan CNY	Dec. 06, 2013 Beijing Champion Distance Education Technology Co., Ltd. ("Champion Technology") Term Loan CNY
Commitment And Contingencies [Line Items]
Operating leases rent expenses, continuing operations	$ 5,786,000	$ 3,904,000	$ 3,346,000
Operating leases rent expenses, discontinued operations			314,000
Term loan agreement value				16,000,000	100,000,000
Term deposit used as collateral						100,000,000